PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 6 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2022	2021
	U.S. dollars in thousands
Advance to suppliers	1,033	632
Government institutions	831	847
Prepaid expenses and others	2,523	3,182
	4,387	4,661

The fair value of other receivables which constitute of financial assets approximate their carrying amount.